Significant transactions with related parties - Schedule of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets [abstract]
Non-current assets	$ 123,326	$ 96,476
Trade receivables	8,776	6,714
Total current assets	230,641	287,069
TOTAL ASSETS	353,966	383,544
Liabilities [abstract]
Non-current financial liabilities	55,856	50,882
Total non-current liabilities	89,424	86,241
Current financial liabilities	18,230	16,134
Deferred income and contract liabilities	113,379	112,161
Total current liabilities	167,432	166,269
Total liabilities	256,855	252,511
Astra Zeneca [Member]
Assets [abstract]
Non-current assets	0	0
Trade receivables	7,817	6,053
Total current assets	7,817	6,053
TOTAL ASSETS	7,817	6,053
Liabilities [abstract]
Total non-current liabilities	0	0
Current financial liabilities	0	0
Deferred income and contract liabilities	112,936	112,155
Total current liabilities	112,936	112,155
Total liabilities	112,936	112,155
BPI [Member]
Assets [abstract]
Non-current assets	0	0
Total current assets	0	0
TOTAL ASSETS	0	0
Liabilities [abstract]
Non-current financial liabilities	4,248	4,358
Total non-current liabilities	4,248	4,358
Current financial liabilities	14,390	12,716
Total current liabilities	14,390	12,716
Total liabilities	$ 18,638	$ 17,074